Shareholder Report, Average Annual Return (Details)	8 Months Ended
Aug. 31, 2024
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(32.37%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.17%
Tuttle Capital Daily 2X Inverse Regional Banks ETF - Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(32.08%)